Transamerica International Sustainable Equity

SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Australia - 1.9%
Cochlear Ltd.	249	$ 50,970
CSL Ltd.	376	65,459
		116,429
Belgium - 1.5%
KBC Group NV	875	91,627
Brazil - 1.3%
Itau Unibanco Holding SA, ADR	8,003	50,179
Klabin SA	9,747	32,376
		82,555
Canada - 2.7%
Canadian Pacific Kansas City Ltd.	1,093	80,390
Waste Connections, Inc.	472	88,108
		168,498
China - 4.2%
BYD Co. Ltd., H Shares	10,500	154,357
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,200	38,571
Sungrow Power Supply Co. Ltd., Class A	6,380	63,863
		256,791
Denmark - 1.9%
Novo Nordisk AS, Class B	1,372	65,970
Novonesis Novozymes, Class B	752	48,955
		114,925
France - 8.4%
Air Liquide SA	406	80,063
Cie de Saint-Gobain SA	607	69,479
Cie Generale des Etablissements Michelin SCA	1,629	58,113
EssilorLuxottica SA	243	72,267
L'Oreal SA	226	100,418
Schneider Electric SE	274	71,371
Veolia Environnement SA	1,945	65,923
		517,634
Germany - 5.6%
Infineon Technologies AG	1,506	59,525
Merck KGaA	318	40,028
SAP SE	461	131,944
Siemens AG	436	111,902
		343,399
Greece - 1.2%
Eurobank Ergasias Services & Holdings SA, Class A	19,855	73,368
Hong Kong - 4.7%
AIA Group Ltd.	18,000	168,306
Hong Kong Exchanges & Clearing Ltd.	2,200	119,669
		287,975
India - 2.8%
HDFC Bank Ltd., ADR	2,228	171,044
	Shares	Value
COMMON STOCKS (continued)
Indonesia - 1.2%
Bank Rakyat Indonesia Persero Tbk. PT	328,294	$ 74,018
Ireland - 6.1%
Accenture PLC, Class A	230	61,433
Experian PLC	940	49,706
Kerry Group PLC, Class A	1,136	105,203
TE Connectivity PLC	443	91,147
Trane Technologies PLC	161	70,531
		378,020
Japan - 13.3%
Advantest Corp.	800	54,907
Daiichi Sankyo Co. Ltd.	2,600	64,138
Hitachi Ltd.	4,800	149,507
KDDI Corp.	5,000	82,410
Keyence Corp.	200	73,210
Recruit Holdings Co. Ltd.	1,600	96,042
SMC Corp.	200	69,894
Sony Group Corp., ADR (A)	6,425	156,256
Tokio Marine Holdings, Inc.	1,900	77,159
		823,523
Kenya - 1.0%
Safaricom PLC	314,512	64,266
Mexico - 1.4%
Grupo Financiero Banorte SAB de CV, Class O	10,033	89,353
Netherlands - 2.6%
ASML Holding NV	86	60,172
Koninklijke Ahold Delhaize NV	2,550	100,688
		160,860
Norway - 1.4%
DNB Bank ASA	3,280	83,216
Peru - 1.3%
Credicorp Ltd.	326	77,262
Portugal - 1.2%
Jeronimo Martins SGPS SA	3,113	76,025
Republic of Korea - 3.4%
Coway Co. Ltd.	631	49,550
Shinhan Financial Group Co. Ltd.	2,091	102,530
SK Hynix, Inc.	306	60,348
		212,428
Republic of South Africa - 0.6%
Woolworths Holdings Ltd.	14,347	39,380
Singapore - 1.3%
CapitaLand Integrated Commercial Trust, REIT	1,121	1,899
CapitaLand Investment Ltd.	36,100	77,294
		79,193
Spain - 3.5%
Amadeus IT Group SA	710	57,058
Transamerica Funds

Transamerica International Sustainable Equity

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Spain (continued)
Iberdrola SA	4,112	$ 72,052
Industria de Diseno Textil SA	1,775	84,894
		214,004
Sweden - 1.6%
Atlas Copco AB, A Shares	2,901	44,274
Epiroc AB, Class A	2,651	54,040
		98,314
Switzerland - 4.2%
DSM-Firmenich AG	514	49,577
Lonza Group AG	115	80,985
Roche Holding AG	183	57,925
Sika AG	301	71,373
		259,860
Taiwan - 4.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,028	248,385
United Kingdom - 10.4%
AstraZeneca PLC	526	78,663
Aviva PLC	14,420	123,518
Croda International PLC	785	27,079
Greggs PLC	3,194	66,647
Haleon PLC	16,522	78,442
Halma PLC	1,716	73,698
National Grid PLC, ADR (A)	920	64,759
nVent Electric PLC	875	68,617
RELX PLC	1,195	62,117
		643,540
United States - 2.3%
Ferguson Enterprises, Inc.	265	59,182
Linde PLC	177	81,466
		140,648
	Shares	Value
COMMON STOCKS (continued)
Uruguay - 1.2%
MercadoLibre, Inc. (B)	32	$ 75,964
Total Common Stocks (Cost $5,147,771)		6,062,504
PREFERRED STOCK - 0.0% *
Brazil - 0.0% *
Klabin SA
5.28% (C)	2	1
Total Preferred Stock (Cost $0)		1

	Principal	Value
REPURCHASE AGREEMENT - 2.0%
Fixed Income Clearing Corp., 1.80% (C), dated 07/31/2025, to be repurchased at $122,592 on 08/01/2025. Collateralized by a U.S. Government Obligation, 3.75% due 04/30/2027, and with a value of $125,143.	$ 122,586	122,586
Total Repurchase Agreement (Cost $122,586)		122,586
Total Investments (Cost $5,270,357)		6,185,091
Net Other Assets (Liabilities) - (0.2)%		(9,736)
Net Assets - 100.0%		$ 6,175,355
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	13.1%	$812,597
Semiconductors & Semiconductor Equipment	7.8	483,337
Pharmaceuticals	6.2	385,166
Insurance	6.0	368,983
Chemicals	5.8	358,513
Industrial Conglomerates	4.2	261,409
Electronic Equipment, Instruments & Components	3.8	238,055
Professional Services	3.4	207,865
Household Durables	3.3	205,806
Electrical Equipment	3.3	203,851
Consumer Staples Distribution & Retail	2.9	176,713
Machinery	2.7	168,208
Health Care Equipment & Supplies	2.6	161,808
Automobiles	2.5	154,357
Wireless Telecommunication Services	2.4	146,676
Building Products	2.3	140,010
Transamerica Funds

Transamerica International Sustainable Equity

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Software	2.1%	$131,944
Multi-Utilities	2.1	130,682
Hotels, Restaurants & Leisure	2.0	123,705
Capital Markets	1.9	119,669
Broadline Retail	1.9	115,344
Food Products	1.7	105,203
Personal Care Products	1.6	100,418
Commercial Services & Supplies	1.4	88,108
Specialty Retail	1.4	84,894
Life Sciences Tools & Services	1.3	80,985
Ground Transportation	1.3	80,390
Real Estate Management & Development	1.3	77,294
Electric Utilities	1.2	72,052
Biotechnology	1.1	65,459
IT Services	1.0	61,433
Trading Companies & Distributors	1.0	59,182
Automobile Components	0.9	58,113
Containers & Packaging	0.5	32,377
Diversified REITs	0.0 *	1,899
Investments	98.0	6,062,505
Short-Term Investments	2.0	122,586
Total Investments	100.0%	$ 6,185,091
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,566,452	$4,496,052	$—	$6,062,504
Preferred Stock	1	—	—	1
Repurchase Agreement	—	122,586	—	122,586
Total Investments	$1,566,453	$4,618,638	$—	$6,185,091
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
All or a portion of the security is on loan. The total value of the securities on loan is $165,515, collateralized by non-cash collateral, such as U.S.
government securities of $170,088. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at July 31, 2025.
(D)
There were no transfers in or out of Level 3 during the period ended July 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica International Sustainable Equity

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica International Sustainable Equity (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds